As filed with the Securities and Exchange Commission on September 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                        JULY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------

 NUMBER OF SHARES                         MARKET VALUE(+)           NUMBER OF SHARES                                 MARKET VALUE(+)
                                         ($000'S OMITTED)                                                           ($000'S OMITTED)
COMMON STOCKS (105.4%)                                             OFFICE (21.3%)
 APARTMENTS (12.1%)                                                 3,132,300   American Financial Realty Trust        27,470
    591,100   Apartment Investment &                                  502,813   Brandywine Realty Trust                12,128
              Management                          24,974(E)           556,700   Highwoods Properties                   18,109(E)
    270,800   Archstone-Smith Trust               15,547            2,689,500   HRPT Properties Trust                  25,147
    110,000   Camden Property Trust                6,046              139,400   Kilroy Realty                           8,982
    236,000   Education Realty Trust               3,103               78,200   Mack-Cali Realty                        3,019
     49,400   Home Properties                      2,287              622,000   Maguire Properties                     17,795
    172,400   Mid-America Apartment                                                                             -------------
              Communities                          7,780(E)                                                           112,650
     93,200   Post Properties                      4,105           OFFICE - INDUSTRIAL (1.5%)
                                           -------------              215,000   Liberty Property Trust                  8,065
                                                  63,842           REGIONAL MALLS (5.4%)
 COMMERCIAL FINANCING (13.9%)                                         740,500   Glimcher Realty Trust                  15,743(E)
    657,600   Capital Trust                       20,340               36,100   Macerich Co.                            2,641
     65,100   CBRE Realty Finance                    603              258,900   Pennsylvania REIT                      10,081
    938,600   Crystal River Capital               16,322                                                        -------------
    866,300   Gramercy Capital                    20,956(E)                                                            28,465
  1,518,400   NorthStar Realty Finance            15,321(E)        SELF STORAGE (2.5%)
                                           -------------              127,000   Extra Space Storage                     1,783
                                                  73,542              267,700   Sovran Self Storage                    11,538
 COMMUNITY CENTERS (1.1%)                                                                                       -------------
    146,200   Cedar Shopping Centers               1,838                                                               13,321
    117,400   Tanger Factory Outlet Centers        3,924(OO)       TOTAL COMMON STOCKS
                                           -------------           (COST $520,211)                                    557,082
                                                   5,762                                                        -------------
 DIVERSIFIED (16.4%)                                               PREFERRED STOCKS (36.4%)
    631,700   Colonial Properties Trust           21,851(E)        APARTMENTS (1.9%)
    552,100   Crescent Real Estate Equities       12,466(E)           190,000   Apartment Investment &
    784,800   iStar Financial                     28,512                        Management, Ser. U                      4,779
    752,500   Lexington Realty Trust              14,200(E)           200,000   Associated Estates Realty, Ser. B       5,080(E)
    236,200   Macquarie Infrastructure             9,398                                                        -------------
                                           -------------                                                                9,859
                                                  86,427           COMMERCIAL FINANCING (1.5%)
 FREESTANDING (0.8%)                                                  380,000   NorthStar Realty Finance, Ser. B        7,714
    194,600   National Retail Properties           4,215(E)        COMMUNITY CENTERS (1.1%)
 HEALTH CARE (14.3%)                                                   60,000   Cedar Shopping Centers, Ser. A          1,533(E)
    400,000   Health Care Property Investors      10,896(OO)           70,000   Saul Centers, Ser. A                    1,750
    231,700   Health Care REIT                     8,506(E)           110,000   Tanger Factory Outlet Centers,
    101,700   Healthcare Realty Trust              2,361                        Ser. C                                  2,720(E)
     66,700   LTC Properties                       1,339                                                        -------------
  1,110,500   Nationwide Health Properties        26,463                                                                6,003
  2,010,900   OMEGA Healthcare Investors          26,001           DIVERSIFIED (4.2%)
                                           -------------              160,000   Cousins Properties, Ser. B              3,928
                                                  75,566              200,000   iStar Financial, Ser. G                 4,720
 INDUSTRIAL (12.4%)                                                   600,000   iStar Financial, Ser. I                13,800(E)
  2,452,400   DCT Industrial Trust                24,033(E)                                                     -------------
    430,529   EastGroup Properties                17,755                                                               22,448
    614,800   First Industrial Realty Trust       23,799(E)        FINANCIAL SERVICES (0.4%)
                                           -------------              138,700   Newcastle Investment, Ser. D            2,420
                                                  65,587           HEALTH CARE (4.8%)
 LODGING (3.7%)                                                       417,000   LTC Properties, Ser. F                 10,333
    296,500   Ashford Hospitality Trust            3,030(E)           600,000   OMEGA Healthcare Investors,            15,000
    433,000   Hospitality Properties Trust        16,610                        Ser. D
                                           -------------                                                        -------------
                                                  19,640                                                               25,333


See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------


 NUMBER OF SHARES                                      MARKET VALUE(+)  NUMBER OF SHARES                             MARKET VALUE(+)
                                                       ($000'S OMITTED)                                             ($000'S OMITTED)
LODGING (8.9%)                                                          98,639,001     Neuberger Berman Securities
       170,000     Ashford Hospitality Trust, Ser. D        4,181(E)                   Lending Quality Fund, LLC         98,639(++)
       130,600     Eagle Hospitality Properties Trust,                                                              -----------
                   Ser. A                                   2,482(E)    TOTAL SHORT-TERM INVESTMENTS
       327,700     Felcor Lodging Trust, Ser. C             7,845       (COST $107,494)                                 107,494(#)
        80,900     Hersha Hospitality Trust, Ser. A         2,019                                                   -----------
        42,000     Host Hotels & Resorts, Ser. E            1,080       TOTAL INVESTMENTS (164.3%)
       680,000     Innkeepers USA Trust, Ser. C            13,600       (COST $839,637)                                 867,930(##)
       140,000     LaSalle Hotel Properties, Ser. D         3,255(E)    Liabilities, less cash, receivables and other
       123,000     LaSalle Hotel Properties, Ser. E         3,036       assets [(17.9%)]                                (94,592)(@@)
        50,000     Strategic Hotels & Resorts, Ser. A       1,272(n)    Liquidation Value of Auction Market Preferred
       203,100     Strategic Hotels & Resorts, Ser. C       5,020       Shares [(46.4%)]                               (245,000)
       135,000     Sunstone Hotel Investors, Ser. A         3,375                                                   -----------
                                                    -------------       TOTAL NET ASSETS APPLICABLE TO COMMON
                                                           47,165       SHAREHOLDERS (100.0%)                     $     528,338
MANUFACTURED HOMES (2.6%)                                                                                           -----------
       600,000     Affordable Residential
                   Communities, Ser. A                     13,950(E)
OFFICE (6.7%)
       100,000     Brandywine Realty Trust, Ser. C          2,450
        80,000     Brandywine Realty Trust, Ser. D          1,964
        90,000     Corporate Office Properties Trust,
                   Ser. H                                   2,196
         6,000     Highwoods Properties, Ser. A             6,399
       830,000     Maguire Properties, Ser. A              19,223
       100,000     SL Green Realty, Ser. C                  2,480(E)
        20,000     SL Green Realty, Ser. D                    500
                                                    -------------
                                                           35,212
OFFICE - INDUSTRIAL (0.8%)
        70,000     Digital Realty Trust, Ser. A             1,788
        60,800     Digital Realty Trust, Ser. B             1,518(E)
        32,000     PS Business Parks, Ser. K                  803
                                                    -------------
                                                            4,109
REGIONAL MALLS (3.5%)
        50,000     Glimcher Realty Trust, Ser. F            1,240
       425,000     Glimcher Realty Trust, Ser. G           10,413
        78,400     Taubman Centers, Ser. G                  1,940
       191,600     Taubman Centers, Ser. H                  4,733
                                                    -------------
                                                           18,326
TOTAL PREFERRED STOCKS
(COST $202,481)                                           192,539
                                                    -------------
CONVERTIBLE PREFERRED STOCKS (2.1%)

DIVERSIFIED (2.1%)
       430,000     Crescent Real Estate Equities,
                   Ser. A
                   (COST $9,451)                           10,815
SHORT-TERM INVESTMENTS (20.4%)
     8,855,342     Neuberger Berman Prime Money
                   Fund Trust Class                         8,855(@)

See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At July 31, 2007, the cost of investments for U.S. federal income tax purposes was $839,637,000. Gross unrealized appreciation of investments was $75,407,000 and gross unrealized depreciation of investments was $47,114,000, resulting in net unrealized appreciation of $28,293,000, based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)   All or a portion of this security is on loan.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to $1,272,000 or 0.2% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

(@@) At July 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                           RATE TYPE
                                                  -----------------------------
                                                   FIXED-RATE   VARIABLE-RATE   ACCRUED NET
                                                     PAYMENTS        PAYMENTS      INTEREST     UNREALIZED
SWAP                  NOTIONAL      TERMINATION   MADE BY THE     RECEIVED BY    RECEIVABLE    APPRECIATION     TOTAL FAIR
COUNTER PARTY           AMOUNT             DATE          FUND     THE FUND(1)     (PAYABLE)   (DEPRECIATION)         VALUE
  Merrill Lynch   $100,000,000    Feb. 23, 2008         3.035%          5.32%       $57,125       $1,238,813    $1,295,938

  Merrill Lynch     85,000,000    Feb. 23, 2009         3.387%          5.32%        41,076        2,079,951     2,121,027
                                                                                     ------        ---------     ---------
                                                                                    $98,201       $3,318,764    $3,416,965

(1) 30 day LIBOR (London Interbank Offered Rate) at July 19, 2007.




























For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By:/s/Peter E. Sundman
   --------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007


By: /s/John M. McGovern
   ---------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 25, 2007